Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Commitment And Contingencies [Abstract]
Schedule of commitments and contingencies
2019	$4,005,841
2020	2,240,096
2021	1,274,935
2022	1,294,288
2023	204,630
Thereafter	204,630
$9,224,420